DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Sep. 30, 2012
DISCONTINUED OPERATIONS
Summary of operating results from discontinued operations

	Years Ended September 30,
	2012	2011	2010
	(in thousands)
Revenue	$—	$—	$13,534
Income (loss) before income taxes	7,355	(487)	(125,944)
Income tax provision (benefit)	(81)	(5)	3,825

Income (loss) from discontinued operations	$7,436	$(482)	$(129,769)

Significant categories of assets and liabilities from discontinued operations

	September 30,
	2012	2011
	(in thousands)
Other current assets	$7,619	$7,529

Total assets	$7,619	$7,529

Total current liabilities	$5,129	$4,979
Total noncurrent liabilities	2,490	2,550

Total liabilities	$7,619	$7,529